Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,179	$2,441	$2,837
Share-based payment expense for the year	1,106	1,307	2,478
Board members fees to non-executive members	210	210	210
Total compensation expense for key management personnel	$3,495	$3,958	$5,525